Earnings Per Share (EPS) (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent for basic earnings	€ 280,184	€ 65,069	€ 11,498
Weighted average number of ordinary shares for basic EPS (in shares)	350,508	345,979	201,362
Effect of dilution from shared based payments programme (in shares)	4,182	980	1,861
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	354,690	346,959	203,223